Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 1,412,346	$ (20,091,683)	$ (2,107,118)
Net cash (used in) provided by financing activities	(404,150)	7,395,038	14,799,107
Effect of exchange rate changes on cash	(79,450)	(162,861)	101,905
Net increase (decrease) in cash and cash equivalents	928,746	(12,859,506)	12,793,894
Cash and cash equivalents, at the beginning of the year	115,901	12,975,407	181,513
Cash, cash equivalents at the end of the year	$ 1,044,647	$ 115,901	$ 12,975,407